Note 4 - Other Investments	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	OTHER INVESTMENTS

Pursuant to ASC
320,
“Investments
―
Debt and Equity Securities,” all of the Company's marketable equity and debt securities are classified as available-for-sale securities. Information regarding the securities classified as available-for-sale at
March 31, 2017
and
2018
is as follows:

	Thousands of Yen
March 31, 2017	Cost	Unrealized Gains	Unrealized Losses	Fair Value

Available-for-sale—Equity securities	¥1,789,471	¥3,880,414	¥375	¥5,669,510
Available-for-sale—Debt securities	100,300	10,530	-	110,830
	¥1,889,771	¥3,890,944	¥375	¥5,780,340

March 31, 2018

Available-for-sale—Equity securities	¥1,651,181	¥7,525,556	¥699	¥9,176,038
Available-for-sale—Debt securities	100,300	11,870	-	112,170
	¥1,751,481	¥7,537,426	¥699	¥9,288,208

Maturities of available-for-sale debt securities are due after
10
years.

The following table provides the fair value and gross unrealized losses of the Company's investments, which have been deemed to be temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, as of
March 31, 2017
and
2018:

	Thousands of Yen
	Less than 12 Months		12 Months or More		Total
March 31, 2017	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Available-for-sale—Equity securities	¥816	¥5	¥3,398	¥370	¥4,214	¥375

March 31, 2018

Available-for-sale—Equity securities	¥17,519	¥699	-	-	¥17,519	¥699

The Company regularly reviews all of the Company's investments to determine if any are other-than-temporarily impaired. The analysis includes reviewing industry analyst reports, sector credit ratings and volatility of the security's market price.

The Company’s unrealized loss on investments in marketable equity securities as of
March 31, 2018
relates to Japanese companies (
3
issuers) in the financial, heavy and shipping industries. The fair value of each investment is between
2.8%
and
8.6%
less than its cost. The duration of the unrealized loss position was less than
2
months. The Company evaluated the near-term prospects of the issuers and the analyst reports in relation to the severity and duration of impairment. Based on that evaluation and the Company’s ability and intent to hold the investments for a reasonable period of time sufficient to recover the unrealized loss, the Company does not
consider the investments to be other-than-temporarily impaired at
March 31, 2018.

Proceeds from the sale of available-for-sale securities were
¥141,235
thousand and
¥4,840
thousand and
¥1,206,516
thousand for the years ended
March 31, 2016,
2017
and
2018,
respectively. Gross realized gains of
¥2,708
thousand and
¥1,068,303
thousand were included in "Other income (expenses)" for the years ended
March 31, 2017
and
2018,
respectively.

The aggregate cost of the Company’s cost method investments totaled
¥2,144,574
thousand and
¥2,086,234
thousand at
March 31, 2017
and
2018,
respectively.

Impairment of investments in certain marketable equity securities and nonmarketable equity securities, including funds, included in "Other income (expenses)" in the Company’s consolidated statements of income, were recognized to reflect the decline in value considered to be other-than-temporary. The Company recognized impairment loss
¥30,554
thousand on marketable equity securities for the year ended
March 31, 2017,
and
¥109,840
thousand on nonmarketable equity securities for the year ended
March 31, 2018.